Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,300.00
Previously Paid Amount	5.84
Total Fee Amount	5.84
Total Offset Amount	0.00
Net Fee	$ 0.00